Fees Summary	Aug. 31, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,802,000.00
Total Fee Amount	939.36
Total Offset Amount	0.00
Net Fee	$ 939.36
Offering Table N/A
Offset Table N/A	N/A